Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Estimated Useful Life of Assets	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold buildings and improvements	:	50 years or period of lease, whichever is shorter
Plant, machinery and equipment	:	2 to 20 years
Office furniture, fittings and equipment	:	2 to 20 years
Motor and transport vehicles	:	4 to 11 years

Disclosure of detailed information about intangible assets useful life
A summary of the policies applied to the Group’s intangible assets is as follows:

	Trademarks	Technology know-how	Development costs
Useful lives	Indefinite	8 years	*
Amortization method used	No amortization	Amortized on a straight-line basis over the period of the technology know-how	*
Internally generated or acquired	Acquired	Internally generated	Internally generated

*	Development costs relate to on-going development projects that have not been completed and are not available for use.

Disclosure of detailed information about right-of-use assets useful life
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, as follows:

•	Leasehold land	3 to 50 years

•	Building and office space	1 to 6 years

•	Office furniture, fittings and equipment	5 years

•	Motor vehicles	12 years